Leases - Movement in lease liabilities (Details) ₨ in Thousands	12 Months Ended
Mar. 31, 2020 INR (₨)
Movement in lease liabilities
Balance as at the beginning of the year	₨ 210,130
Additions	479,039
Finance cost accrued during the year	56,394
Deletions	(102,202)
Payment of lease liabilities	(103,734)
Balance as at the end of the year	539,628
Balance as at the end of the year	₨ 539,627